UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Skystone Advisors LLC
Address:              Two International Place
                      18th Floor
                      Boston, MA 02110

Form 13F File Number: 028-12366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Kerry Nelson
Title:                Managing Member
Phone:                (617) 603-2081

Signature, Place, and Date of Signing:

/s/ Kerry Nelson                   Boston, MA                May 13, 2008
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Confidential information has been omitted from this public Form 13F and has been filed separately with the SEC, along with a request for confidential treatment.

No.:     13F File Number:         Name:
1        028-12374                Kerry Nelson

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:     164,797
                                            (x$1000)

                                  FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: SKYSTONE ADVISORS LLC
                                        As of 3/31/08

  Column 1                    Column 2    Column 3   Column 4         Column 5       Column 6    Column 7    Column 8

  Name of                     Title of     CUSIP      Value     Shares or  SH/ PUT/  Investment  Other        Voting
  Issuer                       Class       Number    (x$1000)   Principal  PRN CALL  Discretion  Managers    Authority
                                                                Amount

                                                                                                             Sole      Shared  None

A C MOORE ARTS & CRAFTS INC   COM          00086T103      288      42,258  SH        DEFINED     1            42,258
AFC ENTERPRISES INC           COM          00104Q107      266      29,671  SH        DEFINED     1            29,671
AMERICAN DENTAL PARTNERS      COM          025353103   12,351   1,276,577  SH        DEFINED     1         1,276,577
AMERICAN REPROGRAPHICS CO     COM          029263100    3,133     211,099  SH        DEFINED     1           211,099
AMERICAS CAR MART INC         COM          03062T105    7,982     635,268  SH        DEFINED     1           635,268
APOLLO GROUP INC              CL A         037604105    1,490      34,500  SH        DEFINED     1            34,500
ARTHROCARE CORP               COM          043136100    2,587      77,460  SH        DEFINED     1            77,460
BRIGHT HORIZON FAMILY SOLUTI  COM          109195107    7,136     165,698  SH        DEFINED     1           165,698
CAL MAINE FOODS INC           COM NEW      128030202    1,946      58,711  SH        DEFINED     1            58,711
CARTER INC                    COM          146229109    9,497     588,033  SH        DEFINED     1           588,033
CHARLES RIV LABS INTL INC     COM          159864107   17,844     302,750  SH        DEFINED     1           302,750
COLLEGIATE PACIFIC INC        NOTE 5.750%12194589AB3    3,880       4,000  PRN       DEFINED     1             4,000
DAVITA INC                    COM          23918K108   10,367     217,060  SH        DEFINED     1           217,060
FIRST MARBLEHEAD CORP         COM          320771108      515      69,000  SH        DEFINED     1            69,000
HARVARD BIOSCIENCE INC        COM          416906105   23,752   4,759,937  SH        DEFINED     1         4,759,937
HHGREGG INC                   COM          42833L108      780      69,303  SH        DEFINED     1            69,303
INTERLINE BRANDS INC          COM          458743101    9,409     507,204  SH        DEFINED     1           507,204
ITT EDUCATIONAL SERVICES INC  COM          45068B109    2,351      51,188  SH        DEFINED     1            51,188
J2 GLOBAL COMMUNICATIONS INC  COM NEW      46626E205    1,823      81,618  SH        DEFINED     1            81,618
JACKSON HEWITT TAX SVCS INC   COM          468202106    1,404     122,432  SH        DEFINED     1           122,432
PATTERSON COMPANIES INC       COM          703395103    2,438      67,245  SH        DEFINED     1            67,245
PEDIATRIX MED GROUP           COM          705324101    6,450      95,692  SH        DEFINED     1            95,692
PENSON WORLDWIDE INC          COM          709600100    2,743     298,527  SH        DEFINED     1           298,527
PERKINELMER INC               COM          714046109    1,826      75,307  SH        DEFINED     1            75,307
RESMED INC                    COM          761152107    1,164      27,600  SH        DEFINED     1            27,600
SCHEIN HENRY INC              COM          806407102    9,092     158,526  SH        DEFINED     1           158,526
SPORT SUPPLY GROUP INC DEL    COM          84916A104   13,292   1,123,622  SH        DEFINED     1         1,123,622
TEMPUR PEDIC INTL INC         COM          88023U101      754      68,500  SH        DEFINED     1            68,500
VALASSIS COMMUNICATIONS INC   COM          918866104    4,574     421,586  SH        DEFINED     1           421,586
WATERS CORP                   COM          941848103    3,665      65,800  SH        DEFINED     1            65,800